Related-Party Transactions - Summary of Balances of Significant Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Assets	$ 229,740	$ 222,068
Liabilities	155,525	148,893
Pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	60	59
Liabilities	110	96
Petrobras Distribuidora [member]
Disclosure of transactions between related parties [line items]
Assets	224
Liabilities	47
Income (Expense)	7,242
Natural Gas Transportation Companies [Member]
Disclosure of transactions between related parties [line items]
Assets	150	92
Liabilities	717	336
Income (Expense)	(1,858)	(932)	$ (1,040)
Gas Distribution [member]
Disclosure of transactions between related parties [line items]
Assets	338	307
Liabilities	104	114
Income (Expense)	2,812	2,306	2,203
Petrochemical Companies [member]
Disclosure of transactions between related parties [line items]
Assets	47	90
Liabilities	29	7
Income (Expense)	2,926	3,762	3,847
Government Entities Sub Total [member]
Disclosure of transactions between related parties [line items]
Assets	10,847	14,574
Liabilities	5,384	10,921
Income (Expense)	(482)	2,257	(442)
Transactions with joint ventures, associates, government entities and pension plans [member]
Disclosure of transactions between related parties [line items]
Assets	11,701	15,315
Liabilities	6,594	11,882
Income (Expense)	10,848	7,429	4,975
Current [Member]
Disclosure of transactions between related parties [line items]
Assets	2,849	4,345
Liabilities	1,904	2,528
Non-Current [Member]
Disclosure of transactions between related parties [line items]
Assets	8,852	10,970
Liabilities	4,690	9,354
Revenue [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	13,748	8,733	7,517
Purchases and services [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(2,591)	(2,239)	(1,588)
Foreign Exchange and Inflation Indexation Charges Net [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	(395)	(316)	239
Net Finance Income Expense [member]
Disclosure of transactions between related parties [line items]
Income (Expense)	87	1,251	(1,193)
Other Associates and Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Assets	35	193
Liabilities	203	408
Income (Expense)	208	36	407
Joint Venture and Associates Sub Total [member]
Disclosure of transactions between related parties [line items]
Assets	794	682
Liabilities	1,100	865
Income (Expense)	11,330	5,172	5,417
Government Bonds [member]
Disclosure of transactions between related parties [line items]
Assets	1,580	1,958
Income (Expense)	107	109	153
Banks Controlled by the Brazilian Government [member] | Banks Controlled by the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	8,584	7,445
Liabilities	4,904	10,332
Income (Expense)	(652)	(902)	(1,466)
Receivable from the Electricity Sector [member]
Disclosure of transactions between related parties [line items]
Assets	334	4,400
Income (Expense)	300	1,713	643
Petroleum and Alcohol Account Receivable from the Brazilian Government [member]
Disclosure of transactions between related parties [line items]
Assets	304	307
Income (Expense)	8	92	1
Diesel Price Subsidy Program [member]
Disclosure of transactions between related parties [line items]
Assets		400
Income (Expense)		1,559
Brazilian Federal Government Dividends [Member]
Disclosure of transactions between related parties [line items]
Liabilities	417	324
Income (Expense)	(4)	3
Empresa Brasileira de Administrao de Petrleo e Gs Natural Pr Sal Petrleo S.A. [member]
Disclosure of transactions between related parties [line items]
Liabilities	20	144
Income (Expense)	(110)	(461)
Other Government Entities [member]
Disclosure of transactions between related parties [line items]
Assets	45	64
Liabilities	43	121
Income (Expense)	$ (130)	$ 144	$ 227